Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 31, 2017 ft²
Commitments and Contingencies (Details) [Line Items]
Rental expenses totaled	$ 125,000
Employee retention credit in the amount	$ 188,760
Office Space, 5430 LBJ Freeway Dallas Texas [Member]
Commitments and Contingencies (Details) [Line Items]
Square feet of office space (in Square Feet) | ft²		2,685